Common Shares (Details) - CAD ($) $ / shares in Units, shares in Millions, $ in Millions	3 Months Ended	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2019	Jun. 30, 2018
Class of Stock [Line Items]
Gross proceeds, net of commissions		$ 345	$ 148
Common Shares
Class of Stock [Line Items]
Common shares issued (shares)		7.3	3.7
Gross proceeds, net of commissions		$ 349	$ 149
Common Shares | At-the-market
Class of Stock [Line Items]
Common shares issued (shares)	2.8
Average price (CAD per share)	$ 51.32	$ 51.32
Gross proceeds	$ 142
Gross proceeds, net of commissions	$ 140